Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Major Subsidiaries	As of March [ ], 2024, the issuance date of the financial statements, the details of the Company’s major subsidiaries are as follows.:
Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Taiwan Color Optics Inc	October 19, 1999	Taiwan	100%	Sales of laser module and its components
Semilux Ltd.	May 10, 2023	Cayman Islands	100%	Investment Holding